Summary of Significant Accounting Policies - Schedule of Significant Changes in the Contract Assets Balances (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Schedule of Significant Changes in the Contract Assets Balances [Abstract]
Balance Beginning	$ 483	$ 91,565
Net off amount of payment due	(482)	(17,414)
Provision of current expected credit losses		(74,622)
Exchange diff.	(1)	954
Balance Ending		$ 483